Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 4

Commitments and Contingencies:

Litigation

JFURTI

The Company is a party to JFURTI, LLC, et al v. Suneet Singal, et al, filed in the United States District Court for the Southern District of New York. The suit names as defendants Suneet Singal, an officer of various First Capital companies as well as the Company’s former Chief Executive Officer and former member of the Company’s Board of Directors, Frank Grant and Richard Leider, board members of First Capital Real Estate Investments, LLC, First Capital Real Estate Advisors, LP, Presidential Realty Corporation, Presidential Realty Operating Partnership, Downey Brand LLP and now the Company (under its previous name, PhotoMedex Inc.), as well as nominal derivative defendants First Capital Real Estate Trust Incorporated and First Capital Real Estate Operating Partnership, L.P. Mr. Leider is also on the Board of Directors of the Company.

A Motion to Dismiss this action was filed with the court on behalf of all defendants. On April 12, 2018, plaintiffs filed an Amended Complaint in this matter. Plaintiffs also filed a response to the defendants’ Motion. Defendants filed a Memorandum in support of their Motion to Dismiss as well as a response to the plaintiffs’ response to the Motion, addressing both the original and the Amended Complaint in those filings. The Motion is now pending before the Court and there is no time frame known in which the Court may rule on the Motion.

The Company intends to defend itself vigorously against this suit. At this time, the amount of any loss, or range of loss, cannot be reasonably estimated as the case has only been initiated and no discovery has been conducted to determine the validity of any claim or claims made by plaintiffs. Therefore, the Company has not recorded any reserve or contingent liability related to these particular legal matters. However, in the future, as the cases progress, the Company may be required to record a contingent liability or reserve for these matters. More information is available from the Company’s prior filings in its Annual Reports on Form 10-K/A for the year ended December 31, 2018; and in its Quarterly Report for the quarter ended March 31, 2018 on Form 10-Q.

Avalon

On January 12, 2018, the Company received a copy of a complaint, dated November 17, 2017, that was filed by Alpha Alpha, LLC in the Thirteenth Judicial District Court in the County of Valencia in the State of New Mexico against Avalon Jubilee, LLC, the holding company that owns the property in Los Lunas, New Mexico, HiTex, LLC, MCBB, LLC, Land Strategies, LLC, Ronald R. Cobb and John Does 1-5. The suit asked the court to, among other things, determine whether there have been unauthorized transfers of interest in Avalon Jubilee LLC; and declare who are the holders of interests in Avalon Jubilee LLC. Although the complaint did not name the Company or any of its subsidiaries or specifically question the Company’s interest in Avalon Jubilee LLC, it raised questions about whether the transfers of interest leading to the Company’s acquisition of its interest in Avalon Jubilee LLC were properly made in accordance with the Avalon Jubilee operating agreement.

On April 27, 2018, the Company, and certain of its subsidiaries, entered into an agreement with Alpha Alpha LLC and Presidential Realty Corporation and certain of its subsidiaries, under which the Company’s subsidiary, First Capital Avalon Jubilee LLC, was recognized as a 17.9133% member in Avalon Jubilee, LLC, and the operating agreement and other documents were so amended to reflect that acknowledgement. In 2017, the Company recognized an impairment expense of $1,439 to account for our estimate of the impact that the described litigation may have on the operations and fair value of the underlying asset.  The settlement and recognition of the Company’s ownership interest was viewed as a favorable outcome.

Employee Misappropriation of Funds

In January 2018, as a result of new control procedures instituted by the management team, the Company discovered that a former employee had charged personal expenses to a company credit card, making unauthorized payments to herself in the form of bonuses and car allowances and theft of Company inventory over several years as mentioned below. Upon discovery, the Company took immediate steps to remove such employee’s access to Company assets, placed her on paid leave, and launched an internal investigation. Based on the results of the preliminary internal investigation, the employee was terminated on January 26, 2018.

The Company engaged an accounting firm to conduct a forensic accounting investigation, which concluded that the employee misappropriated corporate funds for her personal benefit by charging personal items to a company credit card, making unauthorized payments to herself in the form of bonuses and car allowances and theft of Company inventory between May 2011 through January 2018, resulting in an aggregate misappropriation of Company funds in the amount of approximately $484.

After considering the qualitative and quantitative aspects in accordance with Staff Accounting Bulletin No. 99, the Company has concluded that this misappropriation of Company funds did not lead to a material misstatement on any of the previous financial statements covering the aforementioned period of time that would require restatement of those financial statements. Such determination was based, among others, on the following: (i) the magnitude of the theft, as a percentage, was low relative to revenue, pretax income and asset balance, (ii) the theft would not create any changes to the financial reporting line items, and (iii) most of the journal entries created by the employee, if revised today, would cause zero change to net income or assets and liabilities as those entries related to the Company’s former business operations which were sold to a third parties.

The Company is currently evaluating its options on how best to proceed with recovering these assets.

Other litigation

The Company and certain subsidiaries are, and have been, involved in other miscellaneous litigation and legal actions, including product liability, consumer, commercial, tax and governmental matters, which can arise from time to time in the ordinary course of our business. The Company believes that these other litigations and claims will likely be resolved without a material effect on our consolidated financial position, results of operations or liquidity. However, litigation and legal actions are inherently unpredictable, and excessive verdicts can result in such situations. Although the Company believes it has or will have substantial defenses in these matters, it may, in the future, incur judgments or enter into settlements of claims that could have a material adverse effect on results of operations in a particular period.

Registration Rights Agreement with OFI

As a condition to the first closing under the OFI Purchase Agreement, the Company entered into a registration rights agreement (the “Registration Rights Agreement”) with OFI, pursuant to which the Company agreed to register all shares of common stock that may be issued upon conversion of the Series B Preferred Stock (the “Registrable Securities”) under the Securities Act of 1933, as amended (the “Securities Act”). The Company agreed to file a registration statement covering the resale of such Registrable Securities within 30 days of the first closing and cause such registration statement to be declared effective under the Securities Act as soon as possible but, in any event, no later than 120 days following the filing date if such registration statement is filed on Form S-3 or 150 days if such registration statement is filed on Form S-1. If such registration statement is not filed or declared effective by the SEC on or prior to such dates, or if after such registration statement is declared effective, without regard for the reason thereunder or efforts therefor, such registration statement ceases for any reason to be effective for more than an aggregate of 30 trading days during any 12-month period, which need not be consecutive, then in addition to any other rights the holders of Series B Preferred Stock may have under the Registration Rights Agreement or under applicable law, the Company shall pay to each holder an amount in cash, as partial liquidated damages and not as a penalty, equal to 1% of the product obtained by multiplying (x) $1.00 by (y) the number of shares of Registrable Securities held by the holder (such product being the “OFI Investment Amount”); provided that, in no event will the Company be liable for liquidated damages in excess of 1% of the OFI Investment Amount in any single month and that the maximum aggregate liquidated damages payable to the holders under the Registration Rights Agreement shall be 10% of the OFI Investment Amount.

On January 23, 2018, the Company had filed a registration statement on Form S-3 to register the shares issued to OFI in the first closing. OFI waived its right to liquidated damages in connection with the late filing of such registration statement until May 31, 2018.  However, as that registration statement did not become effective by the required deadline, the Company may be required to make liquidated damages payments to the holder of Series B Preferred Stock as of May 31, 2018. As of June 30, 2018, the Company has not completed the registration process and therefore recorded a provision of $59 as part of other accrued liabilities based on management’s best estimate of the liability that the Company has incurred under the Registration Rights Agreement.

Registration Rights Agreements with Payout Note Holders

On October 12, 2017, the Company issued secured convertible promissory notes (the “Payout Notes”) to Dr. Dolev Rafaeli, the Company’s former Chief Executive Officer, Dennis M. McGrath, the Company’s former President and Chief Financial Officer, and Dr. Yoav Ben-Dror, the former director of the Company’s foreign subsidiaries (collectively, the “Note Holders”) in the principal amounts of $3,134, $978 and $1,515, respectively. The Payout Notes were due on October 12, 2018, carried a 10% interest rate, payable monthly in arrears commencing on December 1, 2017, and were convertible into shares of the Company’s Common Stock at maturity. The Company had agreed to register the shares underlying the Payout Notes within 30 days of issuance with best efforts to cause the registration statement covering such shares to become effective within 120 days of issuance. On November 14, 2017, the Company filed a registration statement on Form S-3 (the “First Registration Statement”) to register all shares that may be issued upon conversion of the Payout Notes. On December 22, 2017, the Company and the Note Holders entered into a stock grant agreement (the “Stock Grant Agreement”) to, among other things, cause the early conversion of the Payout Notes into an aggregate of 5,628,291 shares of the Company’s Common Stock (the “Payout Shares”) and provide for the issuance of an aggregate of 1,857,336 additional shares of Common Stock to the Note Holders as consideration for the various agreements of the Note Holders contained in the Stock Grant Agreement (the “Additional Shares”), subject to stockholder approval. On January 23, 2018, the First Registration Statement was amended to include the Payout Shares issued under the Stock Grant Agreement.

In connection with the Stock Grant Agreement, the Company entered into a registration rights agreement (the “Payout Registration Rights Agreement”) with the Note Holders, pursuant to which the Company agreed to register the shares of common stock under the Additional Shares under the Securities Act. The Company agreed to file a registration statement covering the resale of the Additional Shares within 30 days of the Stock Grant Agreement and cause such registration statement to be declared effective under the Securities Act as soon as possible but, in any event, no later than 120 days following the filing date if such registration statement is filed on Form S-3 or 150 days if such registration statement is filed on Form S-1. If such registration statement is not filed or declared effective by the SEC on or prior to such dates, or if after such registration statement is declared effective, without regard for the reason thereunder or efforts therefor, such registration statement ceases for any reason to be effective for more than an aggregate of 30 trading days during any 12-month period, which need not be consecutive, then in addition to any other rights the Note Holders may have under the Payout Registration Rights Agreement or under applicable law, the Company shall pay to each Note Holder an amount in cash, as partial liquidated damages and not as a penalty, equal to 1% of the product obtained by multiplying (x) $1.00 by (y) the number of shares of common stock held by the Note Holder included in the registration statement (such product being the “Payout Investment Amount”); provided that, in no event will the Company be liable for liquidated damages in excess of 1% of the Payout Investment Amount in any single month and that the maximum aggregate liquidated damages payable to the Note Holders under the Payout Registration Rights Agreement shall be 10% of the Payout Investment Amount. The registration rights provision contained in the Payout Notes was incorporated by reference into the Payout Registration Rights Agreement, except that the Note Holders waived the breach by the Company for failure to timely file the First Registration Statement and agreed that they are not entitled to liquidated damages as a result of such failure. Under the Payout Registration Rights Agreement, the Note Holders are entitled to liquidated damages if the First Registration Statement is not declared effective within 120 days following the date of the Payout Notes.

On January 23, 2018, the Company filed a registration statement on Form S-3 for the Additional Shares. The Note Holders waived their rights to liquidated damages in connection with the late filing of such registration statement and in connection with the effectiveness deadline for such registration statement until May 31, 2018. However, as that registration statement did not become effective by the required deadline, the Company may be required to make liquidated damages payments to the holders of the Payout Notes since May 31, 2018. As of June 30, 2018, the Company has not completed the registration process and therefore recorded a provision of $56 as part of other accrued liabilities based on management’s best estimate of the liability that the Company has incurred under the Registration Rights Agreement.

Amended and Restated Separation Agreement

On February 12, 2018, the Company entered into an Amended and Restated Separation Agreement with Mr. Stephen Johnson, its former Chief Financial officer, pursuant to which the Company has agreed to pay Mr. Johnson an amount of $123 in 11 installments as follows: the first six installments of $10 each, and the following five installments of $12.5 each. The first payment was made on February 15, 2018, and subsequent payments are to be made on or before the 15th day of each succeeding month, with the final installment to be paid on or before December 15, 2018.

The Company will also provide a health (medical, dental and/or vision) insurance reimbursement payment for Mr. Johnson and his family, for a period of 11 months, in the agreed upon amount of $3 per month.

In addition, the Company has agreed to issue to Mr. Johnson 271,000 shares of the Company’s common stock, subject to appropriate adjustment for any stock splits, stock or business combinations, recapitalizations or similar events occurring after the date of the agreement. Those shares will be issued on any business day during the period commencing on the date that is six months after the date of the agreement and ending on the date that is three business days after such six-month anniversary. As of June 30, 2018, the aforesaid shares were not issued to Mr. Johnson. As of June 30, 2018, the balance payable to Mr. Johnson, included in accrued compensation and related expenses, is $343 (including the amount related to the shares component).

Resignation of Officers and Director

As discussed in Note 1, the former CEO and CFO of the Company resigned on June 16, 2018 asserting resignations for “good reason” as that term is used in their employment agreements, to which the Company disagrees. To the Company’s knowledge, no complaints against the Company have been filed to date. The Company and its legal counsel believes that a potential claim, if any, would be without merit and intends to vigorously defend against such a claim should one arise. At this stage, the amount of any loss, or range of loss, is highly uncertain and cannot be reasonably estimated. Therefore, the Company has not recorded any contingent liability or reserve related to this particular potential legal matter. If, in the future, the likelihood that the Company could have a loss becomes probable and estimable, the Company may be required to record a contingent liability or reserve for this matter.

Note 13

Commitments and Contingencies:

Leases

The Company has entered into a non-cancelable operating lease agreement for real property which expires on December 31, 2018. Rent expense was $188 and $550 for the years ended December 31, 2017 and 2016 respectively. The future annual minimum payment under this lease, relating to the Company’s continuing operations are as follows:

Year Ending December 31,

2018	$70

As a result of the sale of the Consumer Products division to ICTV Brands, the Company no longer had a need for certain of its leased properties, including the facilitates located in the United Kingdom and in Israel. In connection with the Transition Services Agreement entered into between the Company and ICTV, the Company maintained certain of its leased properties for a specified period of time to allow ICTV to transition its operations to its own facilities. Leases that expired during that transition period were not renewed. As of December 31, 2017, the Company terminated the leases in Israel and entered into an early surrender agreement for the United Kingdom facility that was consummated on October 17, 2017.

Litigations

JFURTI

The Company is a party to JFURTI, LLC, et al v. Suneet Singal, et al, filed in the United States District Court for the Southern District of New York.  The suit names as defendants Suneet Singal, an officer of various First Capital companies as well as the Company’s former Chief Executive Officer and former member of the Company’s Board of Directors,, Frank Grant and Richard Leider, board members of  First Capital Real Estate Investments, LLC, First Capital Real Estate Advisors, LP, Presidential Realty Corporation, Presidential Realty Operating Partnership, Downey Brand LLP and now the Company (under its previous name, PhotoMedex Inc.), as well as nominal derivative defendants First Capital Real Estate Trust Incorporated and First Capital Real Estate Operating Partnership, L.P. Mr. Leider is also on the Board of Directors of the Company.

The suit is the ninth filed by Jacob Frydman and/or JFURTI, LLC in a dispute between the plaintiffs and the First Capital group of companies, which entered into a series of agreements with Mr. Frydman beginning in September 2015. Mr. Frydman had founded, sponsored, and taken public United Realty Trust Incorporated, a Real Estate Investment Trust (“REIT”). Mr. Frydman was the CEO and Chairman of the REIT as well as the owner of various other United Realty branded companies affiliated with the REIT business. In September 2015, Mr. Frydman and Mr. Singal negotiated and agreed to a transaction between various First Capital branded companies, on the one hand, and the United Realty branded companies affiliated with the REIT business, on the other hand, as a result of which the REIT was rebranded as the Contributor Parent.

After the September 2015 transaction was concluded, several disputes arose between the parties. This suit is the ninth action brought by Mr. Frydman in state and federal courts relating to these disputes, and the second attempt by Mr. Frydman and JFURTI to bring federal claims derivatively in this Court against First Capital entities and other parties. The first action, titled JFURTI, LLC and Jacob Frydman v. Forum Partners Investment Management LLC et al., No. 16 Civ. 8633 (the “Prior Action”), commenced on November 7, 2016 and asserted, inter alia, derivative RICO and securities fraud claims. The Court dismissed the action in a decision and order dated April 27, 2017.

Following dismissal of the Prior Action, Mr. Frydman sent letters to each member of the Contributor Parent’s Board of Directors (the “Demand Letter”) demanding that the Board investigate and remediate the dissipation of assets as alleged by plaintiffs. In particular, the Demand Letter questioned (i) a letter of intent with Presidential Realty Corporation, or Presidential, announced in an 8K filed by First Capital REIT on or about July 18, 2016; (ii) First Capital REIT’s use of funds raised between September 15, 2015 and February 28, 2016; (iii) an interest contribution agreement with Presidential entered into on or about December 16, 2016; (iv) the Contributor Parent’s failure to file quarterly and annual reports; (iv) an interest contribution agreement entered into on March 31, 2017 with PhotoMedex; and (v) other purportedly fraudulent acts such as publishing an artificially inflated NAV, defaulting on certain mortgage loans, misrepresentations by Singal with respect to certain properties contributed to the REIT through the Master Agreement executed on September 15, 2015, and various loan agreements with Forum Partners Investment Management LLC, or Forum. The Demand Letter also demanded inspection of certain corporate documents pursuant to Md. Code § 2-512.

The Contributor Parent commenced such an investigation, and offered such an inspection, but Mr. Frydman and JFURTI failed to wait for the results of the investigation or make any inspection, and instead brought suit in the same court as the Prior Action. The suit alleges, among other claims, violations of § 10(b) of the Exchange Act and Rule 10b-5 (1) against Mr. Singal and First Capital Real Estate Investments LLC for misrepresentations in connection with the Master Agreement entered into on September 15, 2015 and related agreements; (2) against Downey Brand for failure to file certain deeds; (3) against First Capital defendants (except Grant and Leider), Forum defendants, and Presidential defendants for a fraudulent scheme to sell Contributor Parent assets to Presidential; and (4) against First Capital defendants, the Forum defendants, and the Company for the transfer of First Capital REIT and First Capital OP assets to the Company in exchange for allegedly worthless shares. There are also claims under state law for common law fraud, conversion, fraudulent conveyance, waste and mismanagement, accounting, injunctive relief, and violation of Cal. Bus. & Prof. Code § 17-200. Many of the claims asserted in the Complaint, including the securities fraud claims, were never raised in the Demand Letter, as required by law. The suit seeks damages against all defendants for the failure of the REIT to respond to the Demand Letter, and an injunction against the sale of the assets to the Presidential defendants.

The parties submitted a motion for an order (i) staying all proceedings in this action for 60 days, or until the end of 2017, and (ii) extending the defendants time to respond to the complaint, or to make a motion with respect to the complaint, until 45 days after First Capital REIT’s response to the Demand Letter. The Court granted that motion on October 31, 2017. Upon completion of their investigation, the Contributor Parent provided a response to the Demand Letter, denying all claims made in the letter. A Motion to Dismiss this action has now been filed with the Court on behalf of all plaintiffs.

The Company intends to defend itself vigorously against this suit. At this time, the amount of any loss, or range of loss, cannot be reasonably estimated as the case has only been initiated and no discovery has been conducted to determine the validity of any claim or claims made by plaintiffs. Therefore, the Company has not recorded any reserve or contingent liability related to these particular legal matters. However, in the future, as the cases progress, the Company may be required to record a contingent liability or reserve for these matters.

DSKX

On February 19, 2016, the Company and its subsidiaries entered into Agreements and Plans of Merger and Reorganization with DS Healthcare Group, Inc. and its subsidiaries (“DSKX”), under which DSKX would acquire the Company’s subsidiaries Radiancy, Inc. and PhotoMedex Technology, Inc. in exchange for shares of stock in DSKX as well as cash payments and notes for future cash payments. Subsequent to the signing of those Agreements, on March 23, 2016, after discussion with its independent registered public accounting firm, DSKX concluded that the unaudited condensed consolidated financial statements of DSKX for the two fiscal quarters ended June 30, 2015 and September 30, 2015 should no longer be relied upon because of certain errors in such financial statements. Also, DSKX reported that its audit committee, consisting of all members of its board of directors other than Daniel Khesin (at the time DSKX’s President and Chairman of the Board and a member of its board of directors), had engaged independent counsel to conduct an investigation regarding certain transactions involving Mr. Khesin and other individuals; the committee’s investigation had begun earlier in February. The board also reported that it had terminated the employment of Mr. Khesin as DSKX’s president and as an employee of DSKX, and also terminated Mr. Khesin’s employment agreement, dated December 16, 2013, for cause.

The Company was not advised of this investigation during its negotiations with DSKX or after signing the Merger Agreements until the evening of March 21, 2016. On April 12, 2016, the Company sent a Reservation of Rights letter to DSKX. The Notice states that, based upon the disclosures set forth in DSKX’s Current Report on Form 8-K filed on March 23, 2016 and subsequent press releases and filings by DSKX with the United States Securities and Exchange Commission (collectively, the “DSKX Public Disclosure”), DSKX is in material breach of various representations, warranties, covenants and agreements set forth in the Agreements; had failed to provide to the Company the information contained in the DSKX Public Disclosures during the discussions relating to the negotiation and execution of the Agreements; and continues to be in material breach under the Agreements. As a result, the conditions precedent to the closing of these transactions as set forth in the Agreements may not be able to occur. The Notice also declares that the Company reserves all its rights and remedies under the Agreements, including, without limitation, the right to terminate the Agreements and collect a termination fee from DSKX of $3 million. The Notice further asserts that the Company regards certain provisions of the Agreements to have been waived by DSKX and to no longer be in effect, including the non-solicitation and no-shop provisions, negative covenants, and termination events, as applicable solely to the PHMD Group, as well as the payment of any termination fee by PHMD to DSKX. Finally, the Notice provided that the Company has the right to terminate the Agreements to pursue, consider and enter into any acquisition proposal or other transaction without the payment of fees and expenses to DSKX.

On May 27, 2016, the Company and its subsidiaries Radiancy, Inc., an indirectly wholly-owned subsidiary of the Company (“Radiancy”), and PhotoMedex Technology, Inc., a wholly-owned subsidiary of the Company (“P-Tech”), terminated: (a) the Agreement and Plan of Merger and Reorganization, dated as of February 19, 2016 (the “Radiancy Merger Agreement”), among the Company, Radiancy, DS Healthcare Group, Inc. (“DSKX”) and PHMD Consumer Acquisition Corp., a wholly-owned subsidiary of DSKX (“Merger Sub A”), and (b) the Agreement and Plan of Merger and Reorganization, dated as of February 19, 2016 (the “P-Tech Merger Agreement” and together with the Radiancy Merger Agreement, the “Merger Agreements”), among the Company, P-Tech, DSKX, and PHMD Professional Acquisition Corp., a wholly-owned subsidiary of DSKX (“Merger Sub B”). Pursuant to the Merger Agreements, Radiancy was to merge with Merger Sub A, with Radiancy as the surviving corporation in such merger, P-Tech was to merge with Merger Sub B, with P-Tech as the surviving corporation in such merger, and DSKX was to become the holding company for Radiancy and P-Tech.

Given the material breaches identified in the Company’s notice to DSKX, and other disclosures and communications by DSKX, in connection with the Company’s termination of the Merger Agreements and pursuant to their terms, the Company sought to recover a termination fee of $3.0 million, an expense reimbursement of up to $750, and its liabilities and damages suffered as a result of DSKX’s failures and breaches in connection with each of the Merger Agreements. On May 27, 2016, the Company, Radiancy and P-Tech filed a complaint in the U.S. District Court for the Southern District of New York alleging breaches of the Merger Agreements by DSKX and seeking the damages described in the foregoing sentence. On August 1, 2016, DSKX filed its answer to the complaint, denying the allegations stated in the complaint and alleging its own counterclaims including, among others, the Company’s alleged failure to disclose the Mouzon and Cantley cases filed against Radiancy.

On June 23, 2017, the Company and its subsidiaries, Radiancy, Inc. (“Radiancy”) and PhotoMedex Technology, Inc. (“P-Tech”), entered into a Confidential Settlement and Mutual Release Agreement (the “DS Settlement Agreement”) with DS Healthcare Group, Inc. (“DSKX”) and its subsidiaries, PHMD Consumer Acquisition Corp. and PHMD Professional Acquisition Corp.

The terms of the DS Settlement Agreement are confidential. According to the DS Settlement Agreement the parties dismissed the suit between them with prejudice on June 23, 2017. The amount under this settlement agreement was recorded under discontinued operation.

Linda Andrews

During 2016, Linda Andrews, an alleged user of the no!no! Hair device, filed a product liability claim against the Company, its subsidiary Radiancy, Inc., and Dr. Dolev Rafaeli, in the United States District Court for the Middle District of Florida, Orlando Division, alleging that use of the device had caused a relapse of and complication to a pre-existing medical condition resulting from her treatment for cancer. The complaint alleged, among other claims, that Radiancy failed to provide adequate warnings regarding the operation of the device. The Company and Dr. Rafaeli filed a motion to dismiss the claims against them; Radiancy filed an answer to the Complaint. Ms. Doe then sought leave to amend her complaint to clarify the claims; the Company, Radiancy and Dr. Rafaeli filed appropriate responses and renewed the motion to dismiss the claims against the Company and Dr. Rafaeli.

On June 22, 2017, the United States District Court for the Middle District of Florida, Orlando Division, dismissed the Company and Dr. Dolev Rafaeli, its former Chief Executive Officer, from the case of Linda Andrew v. Radiancy, Inc.; the Company (under the name PhotoMedex, Inc.); and Dr. Rafaeli. Ms. Andrew had filed a product liability suit alleging damages from her use of a no!no! hair device. The claims against the Company and Dr. Rafaeli were dismissed without prejudice. The Company’s subsidiary, Radiancy, Inc., entered into a settlement with Ms. Andrews in 2017; the terms of the settlement are confidential.

Other litigation

The Company and certain subsidiaries are, and have been, involved in other miscellaneous litigation and legal actions, including product liability, consumer, commercial, tax and governmental matters, which can arise from time to time in the ordinary course of our business. The Company believes that these other litigations and claims will likely be resolved without a material effect on our consolidated financial position, results of operations or liquidity. However, litigation and legal actions are inherently unpredictable, and excessive verdicts can result in such situations. Although the Company believes it has or will have substantial defenses in these matters, it may, in the future, incur judgments or enter into settlements of claims that could have a material adverse effect on results of operations in a particular period.

Avalon (As Restated)

On January 12, 2018, we received a copy of a complaint, dated November 17, 2017, that was filed by Alpha Alpha, LLC in the Thirteenth Judicial District Court in the County of Valencia in the State of New Mexico against Avalon Jubilee, LLC, the holding company that owns the property in Los Lunas, New Mexico, HiTex, LLC, MCBB, LLC, Land Strategies, LLC, Ronald R. Cobb and John Does 1–5. The suit asks the court to, among other things, determine whether there have been unauthorized transfers of interest in Avalon Jubilee LLC; and declare who are the holders of interests in Avalon Jubilee LLC. Although the complaint does not name the Company or any of its subsidiaries or specifically question the Company’s interest in Avalon Jubilee LLC, it raises questions about whether the transfers of interest leading to our acquisition of our interest in Avalon Jubilee LLC (under the Contribution Agreement described in Note 5) were properly made in accordance with the Avalon Jubilee operating agreement. The Company has begun an internal investigation into this matter and will disclose the results of that investigation once it has been completed. Although neither our company nor any of its subsidiaries is a party to litigation regarding this matter, we recognized an impairment expense of $1,439 (As Restated) to account for our estimate of the impact that such litigation may have on the operations and fair value of the underlying asset.

Registration Rights Agreement with Party to the Purchase Agreement

As discussed in Note 14, as a condition to the first closing under the Purchase Agreement, the Company entered into a registration rights agreement (the “Registration Rights Agreement”) with the Investor, pursuant to which the Company agreed to register all shares of Common Stock that may be issued upon conversion of the Series B Preferred Stock (the “Registrable Securities”) under the Securities Act of 1933, as amended (the “Securities Act”). The Company agreed to file a registration statement covering the resale of such Registrable Securities within 30 days of the first closing and cause such registration statement to be declared effective under the Securities Act as soon as possible but, in any event, no later than 120 days following the filing date if such registration statement is filed on Form S-3 or 150 days if such registration statement is filed on Form S-1. If such registration statement is not filed or declared effective by the Securities and Exchange Commission on or prior to such dates, or if after such registration statement is declared effective, without regard for the reason thereunder or efforts therefor, such registration statement ceases for any reason to be effective for more than an aggregate of 30 trading days during any 12-month period, which need not be consecutive, then in addition to any other rights the holders of Series B Preferred Stock may have under the Registration Rights Agreement or under applicable law, the Company shall pay to each holder an amount in cash, as partial liquidated damages and not as a penalty, equal to 1% of the product obtained by multiplying (x) the Series B Original Issue Price by (y) the number of shares of Registrable Securities held by the holder (such product being the “Investment Amount”); provided that, in no event will the Company be liable for liquidated damages in excess of 1% of the Investment Amount in any single month and that the maximum aggregate liquidated damages payable to the holders under the Registration Rights Agreement shall be 10% of the Investment Amount. On January 23, 2018, the Company filed a registration statement on Form S-3 to register the shares issued to OFI in the first closing. OFI waived its right to liquidated damages in connection with the late filing of such registration statement.

Registration Rights Agreements with Payout Note Holders

As discussed in Note 14, the Payout Notes were convertible into shares of common stock and the Company agreed to register the shares underlying the Payout Notes within thirty (30) days of issuance with best efforts to cause the registration statement covering such shares to become effective within one-hundred twenty (120) days of issuance. On November 14, 2017, the Company filed a registration statement on Form S-3 (the “First Registration Statement”) to register all shares that may be issued upon conversion of the Payout Notes, which was subsequently amended to include the Payout Shares issued under the Stock Grant Agreement. In connection with the Stock Grant Agreement, the Company entered into a registration rights agreement (the “Payout Registration Rights Agreement”) with the Note Holders, pursuant to which the Company agreed to register the shares of common stock under the Additional Shares under the Securities Act. The Company agreed to file a registration statement covering the resale of the Additional Shares within 30 days of the Stock Grant Agreement and cause such registration statement to be declared effective under the Securities Act as soon as possible but, in any event, no later than 120 days following the filing date if such registration statement is filed on Form S-3 or 150 days if such registration statement is filed on Form S-1. If such registration statement is not filed or declared effective by the Securities and Exchange Commission on or prior to such dates, or if after such registration statement is declared effective, without regard for the reason thereunder or efforts therefor, such registration statement ceases for any reason to be effective for more than an aggregate of 30 trading days during any 12-month period, which need not be consecutive, then in addition to any other rights the Note Holders may have under the Payout Registration Rights Agreement or under applicable law, the Company shall pay to each Note Holder an amount in cash, as partial liquidated damages and not as a penalty, equal to 1% of the product obtained by multiplying (x) $1.00 by (y) the number of shares of Common Stock held by the Note Holder included in the registration statement (such product being the “Payout Investment Amount”); provided that, in no event will the Company be liable for liquidated damages in excess of 1% of the Payout Investment Amount in any single month and that the maximum aggregate liquidated damages payable to the Note Holders under the Payout Registration Rights Agreement shall be 10% of the Payout Investment Amount. The registration rights provision contained in the Payout Notes was incorporated by reference into the Payout Registration Rights Agreement, except that the Note Holders waived the breach by the Company for failure to timely file the First Registration Statement and agreed that they are not entitled to liquidated damages as a result of such failure. Under the Payout Registration Rights Agreement, the Note Holders are entitled to liquidated damages if the First Registration Statement is not declared effective within 120 days following the date of the Payout Notes, but the Note Holders subsequently agreed to waive their rights to such liquidated damages until April 20, 2018. On January 23, 2018, the Company filed a registration statement on Form S-3 for the Additional Shares. The Note Holders waived their rights to liquidated damages in connection with the late filing of such registration statement and in connection with the effectiveness deadline for such registration statement until April 20, 2018.